UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland

13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Keith Walsh
Title:  Head of Compliance & Risk
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland   July 27, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         48
Form 13F Information Table Value Total:   	$7,861,446
List of Other Included Managers:
No.  13F File Number     Name

NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE     SHARES/    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
                                                        (x$000)   PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE    SHARED NONE
New Ireland Fund Inc        Com             645673104  7137      296654      SH       SOLE             296654
Elan Plc                    ADR             284131208  334       20000       SH       SOLE             20000
Iona Technologies Plc       Sponsored ADR   46206P109  4068      937411      SH       SOLE             937411
ICON Pub Ltd Co             Sponsored ADR   45103T107  3962      71646       SH       SOLE             71646
PPG Inds Inc                Com             693506107  38575     584465      SH       SOLE             584465
Dover Corp                  Com             260003108  74315     1503442     SH       SOLE             1503442
Johnson & Johnson           Com             478160104  325913    5439135     SH       SOLE             5439135
Altria Group Inc            Com             2209S103   448442    6107064     SH       SOLE             6107064
United Technologies Corp    Com             913017109  492994    7773477     SH       SOLE             7773477
ACE Ltd                     Ord             G0070K103  241230    4768329     SH       SOLE             4768329
Aflac Inc                   Com             1055102    68444     1476680     SH       SOLE             1476680
Becton Dickinson            Com             75887109   527       8621        SH       SOLE             8621
Boeing Co                   Com             97023105   177867    2171489     SH       SOLE             2171489
JP Morgan Chase & Co        Com             46625H100  247731    5898359     SH       SOLE             5898359
Clear Channel Comm Com      Com             184502102  32539     1051341     SH       SOLE             1051341
Citigroup Inc               Com             172967101  421491    8737370     SH       SOLE             8737370
Morgan Stanley              Com             617446448  110876    1754096     SH       SOLE             1754096
First Data Corp             Com             319963104  204559    4541710     SH       SOLE             4541710
Gannett Inc                 Com             364730101  127526    2280095     SH       SOLE             2280095
General Dynamics Corp       Com             369550108  221566    3384751     SH       SOLE             3384751
Harley Davidson Inc         Com             412822108  51396     936350      SH       SOLE             936350
Home Depot Inc              Com             437076102  241175    6738628     SH       SOLE             6738628
Illinois Tool Wks Inc       Com             452308109  304399    6408404     SH       SOLE             6408404
International Business MachsCom             459200101  368721    4799799     SH       SOLE             4799799
Johnson Ctls Inc            Com             478366107  51890     631110      SH       SOLE             631110
MBIA Inc                    Com             55262C100  72534     1238841     SH       SOLE             1238841
McGraw Hill Cos Inc         Com             580645109  89159     1775020     SH       SOLE             1775020
Masco Corp                  Com             574599106  38899     1312393     SH       SOLE             1312393
Medtronic Inc               Com             585055106  135006    2877367     SH       SOLE             2877367
Merrill Lynch & Co Inc      Com             590188108  353714    5085013     SH       SOLE             5085013
Microsoft Corp              Com             594918104  209790    9003836     SH       SOLE             9003836
Wells Fargo & Co New        Com             949746101  265188    3953306     SH       SOLE             3953306
PepsiCo Inc                 Com             713448108  94362     1571646     SH       SOLE             1571646
Pfizer Inc                  Com             717081103  113215    4823798     SH       SOLE             4823798
Aetna Inc New               Com             817Y108    288824    7233266     SH       SOLE             7233266
Chevron Corp New            Com             166764100  280379    4517867     SH       SOLE             4517867
Toll Brothers Inc           Com             889478103  130467    5102365     SH       SOLE             5102365
Conocophillips              Com             20825C104  220492    3364755     SH       SOLE             3364755
Xerox Corp                  Com             984121103  31885     2292244     SH       SOLE             2292244
Accenture Ltd Bermuda       CLA             G1150G111  342498    12093853    SH       SOLE             12093853
Talisman Energy             Com             87425E103  35295     2014981     SH       SOLE             2014981
Petro CDA                   Com             71644E102  458119    9620064     SH       SOLE             9620064
Canadian Pac Ry Ltd         Com             13645T100  189994    3712776     SH       SOLE             3712776
Cemex SA                    Sponsored ADR   151290889  146121    2564878     SH       SOLE             2564878
Petroleo Brasileiro         Sponsored ADR   71654V408  4783      53554       SH       SOLE             53554
Icici Bk Ltd                ADR             45104G104  55289     2337785     SH       SOLE             2337785
Taiwan Semiconductor Mfg LtdSponsored ADR   874039100  27477     2993105     SH       SOLE             2993105
Posco                       Sponsored ADR   693483109  10279     153650      SH       SOLE             153650